Credit Risk - Movement in gross exposure for loan commitment and financial guarantees (Details) £ in Millions	6 Months Ended
Jun. 30, 2022 GBP (£)
Gross exposure | Home loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	£ 54
Net transfers between stages	0
Business activity in the year	2
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2
Limit management and final repayments	(13)
Ending balance	45
Gross exposure | Credit cards, unsecured loans and other retail lending
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	81,901
Net transfers between stages	0
Business activity in the year	26,344
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	8,635
Limit management and final repayments	(3,172)
Ending balance	113,708
Gross exposure | Wholesale loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	207,440
Net transfers between stages	0
Business activity in the year	40,220
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	19,332
Limit management and final repayments	(41,246)
Ending balance	225,746
Impairment allowance | Home loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Impairment allowance | Credit cards, unsecured loans and other retail lending
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	89
Net transfers between stages	0
Business activity in the year	1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	27
Limit management and final repayments	(1)
Ending balance	116
Impairment allowance | Wholesale loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	410
Net transfers between stages	0
Business activity in the year	43
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(35)
Limit management and final repayments	(47)
Ending balance	371
Stage 1 | Gross exposure | Home loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	53
Net transfers between stages	0
Business activity in the year	2
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2
Limit management and final repayments	(13)
Ending balance	44
Stage 1 | Gross exposure | Credit cards, unsecured loans and other retail lending
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	78,655
Net transfers between stages	(645)
Business activity in the year	26,149
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	10,050
Limit management and final repayments	(3,012)
Ending balance	111,197
Stage 1 | Gross exposure | Wholesale loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	178,006
Net transfers between stages	9,900
Business activity in the year	37,356
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	17,664
Limit management and final repayments	(36,362)
Ending balance	206,564
Stage 1 | Impairment allowance | Home loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Stage 1 | Impairment allowance | Credit cards, unsecured loans and other retail lending
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	36
Net transfers between stages	4
Business activity in the year	1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	24
Limit management and final repayments	0
Ending balance	65
Stage 1 | Impairment allowance | Wholesale loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	167
Net transfers between stages	36
Business activity in the year	19
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(9)
Limit management and final repayments	(14)
Ending balance	199
Lifetime expected credit losses | Stage 2 | Gross exposure | Home loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 2 | Gross exposure | Credit cards, unsecured loans and other retail lending
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	3,214
Net transfers between stages	361
Business activity in the year	195
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,156)
Limit management and final repayments	(156)
Ending balance	2,458
Lifetime expected credit losses | Stage 2 | Gross exposure | Wholesale loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	28,417
Net transfers between stages	(9,835)
Business activity in the year	2,864
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,526
Limit management and final repayments	(4,639)
Ending balance	18,333
Lifetime expected credit losses | Stage 2 | Impairment allowance | Home loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 2 | Impairment allowance | Credit cards, unsecured loans and other retail lending
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	33
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1
Limit management and final repayments	0
Ending balance	34
Lifetime expected credit losses | Stage 2 | Impairment allowance | Wholesale loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	241
Net transfers between stages	(37)
Business activity in the year	24
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(23)
Limit management and final repayments	(33)
Ending balance	172
Lifetime expected credit losses | Stage 3 | Gross exposure | Home loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	1
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	1
Lifetime expected credit losses | Stage 3 | Gross exposure | Credit cards, unsecured loans and other retail lending
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	32
Net transfers between stages	284
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(259)
Limit management and final repayments	(4)
Ending balance	53
Lifetime expected credit losses | Stage 3 | Gross exposure | Wholesale loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	1,017
Net transfers between stages	(65)
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	142
Limit management and final repayments	(245)
Ending balance	849
Lifetime expected credit losses | Stage 3 | Impairment allowance | Home loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 3 | Impairment allowance | Credit cards, unsecured loans and other retail lending
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	20
Net transfers between stages	(4)
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2
Limit management and final repayments	(1)
Ending balance	17
Lifetime expected credit losses | Stage 3 | Impairment allowance | Wholesale loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	2
Net transfers between stages	1
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(3)
Limit management and final repayments	0
Ending balance	£ 0